13F-HR
1
NONE

0000885693
mwct6qd#

12/31/2003

13F-HR

	                    UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	710 N. York Rd.
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

David W. Pequet		Hinsdale, IL	October 31, 2003

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934






                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----
AMERICAN INTL GROUP  COM       026874107   311      4706      SH        SOLE
AMGEN		     COM       031162100   225      3649      SH        SOLE
AUTOMATIC DATA CORP  COM       053015103   297      7496      SH        SOLE
BIOGEN	             COM       09062X103   320      8705      SH        SOLE
BIOMET               COM       090613100   338      9301      SH        SOLE
CHIRON               COM       170040109   397      6982      SH        SOLE
DENTSPLY	     COM       249030107   361      8014      SH        SOLE
ELECTRONIC ARTS INC  COM       285512109   212      4431      SH        SOLE
FOREST LABS          COM       345838106   301      4874      SH        SOLE
GARMIN LTD ORD       COM       G37260109   255      4689      SH        SOLE
GENERAL ELECTRIC     COM       369604103   237      7659      SH        SOLE
HARLEY DAVIDSON      COM       412822108   357      7520      SH        SOLE
INTUIT COM	     COM       461202103   316      5973      SH        SOLE
JOHNSON & JOHNSON    COM       478160104   333      6462      SH        SOLE
LINEAR TECHNOLOGY    COM       535678106   525     12485      SH        SOLE
MAXIM                COM       57772K101   325      6545      SH        SOLE
MERCK & CO.	     COM       589331107   316      6839      SH        SOLE
MICROCHIP            COM       595017104   393     11773      SH        SOLE
MICROSOFT CORP	     COM       594918104   377     13709      SH        SOLE
MORGAN, J.P.         COM       46625h100   246      6699      SH        SOLE
PFIZER CORP.	     COM       717081103   384     10878      SH        SOLE
PROCTOR GAMBLE       COM       742718109   414      4147      SH        SOLE
ST. JUDE MEDICAL     COM       790849103   294      4795      SH        SOLE
STRYKER CORP         COM       863667101   342      4034      SH        SOLE
SUNGUARD DATA        COM       867363103   379     13692      SH        SOLE
SYMANTEC             COM       871503108   464     13394      SH        SOLE
TRAVELERS PPTY B     COM       89420G406   213     12582      SH        SOLE
UNITED TECHNOLOGY    COM       913017109   238      2516      SH        SOLE